PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Balance as at beginning of year	$ 4,207
Balance as at ending of year	42,103	$ 4,207
Net book value		4,207
COST
Property and equipment
Balance as at beginning of year	4,505	3,086
Acquisition	38,090	1,482
Write-Off/Disposals	92	63
Balance as at ending of year	42,503	4,505
ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(298)	(214)
Depreciation	189	145
Write-Off/Disposals	(87)	(61)
Balance as at ending of year	(400)	(298)
Land
Property and equipment
Balance as at ending of year	2,412
Net book value		507
Land | COST
Property and equipment
Balance as at beginning of year	507	467
Acquisition	1,905	40
Balance as at ending of year	2,412	507
Buildings
Property and equipment
Balance as at ending of year	2,461
Net book value		2,423
Buildings | COST
Property and equipment
Balance as at beginning of year	2,642	2,430
Acquisition	149	212
Balance as at ending of year	2,791	2,642
Buildings | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(219)	(118)
Depreciation	111	101
Balance as at ending of year	(330)	(219)
Equipment
Property and equipment
Balance as at ending of year	144
Equipment | COST
Property and equipment
Balance as at beginning of year		63
Acquisition	163
Write-Off/Disposals		63
Balance as at ending of year	163
Equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year		(59)
Depreciation	19	2
Write-Off/Disposals		(61)
Balance as at ending of year	(19)
Computers
Property and equipment
Balance as at ending of year	116
Net book value		17
Computers | COST
Property and equipment
Balance as at beginning of year	56	47
Acquisition	132	9
Write-Off/Disposals	47
Balance as at ending of year	141	56
Computers | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(39)	(14)
Depreciation	30	25
Write-Off/Disposals	(44)
Balance as at ending of year	(25)	(39)
Furnitures
Property and equipment
Balance as at ending of year	14
Net book value		38
Furnitures | COST
Property and equipment
Balance as at beginning of year	70	70
Write-Off/Disposals	45
Balance as at ending of year	25	70
Furnitures | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(32)	(19)
Depreciation	22	13
Write-Off/Disposals	(43)
Balance as at ending of year	(11)	(32)
Rolling stocks
Property and equipment
Balance as at ending of year	38
Net book value		16
Rolling stocks | COST
Property and equipment
Balance as at beginning of year	24	9
Acquisition	29	15
Balance as at ending of year	53	24
Rolling stocks | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(8)	(4)
Depreciation	7	4
Balance as at ending of year	(15)	(8)
Mine under construction
Property and equipment
Balance as at ending of year	18,032
Mine under construction | COST
Property and equipment
Acquisition	18,032
Balance as at ending of year	18,032
Battery Material Demonstration Plant under construction
Property and equipment
Balance as at ending of year	18,886
Net book value		1,206
Battery Material Demonstration Plant under construction | COST
Property and equipment
Balance as at beginning of year	1,206
Acquisition	17,680	1,206
Balance as at ending of year	$ 18,886	$ 1,206